UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23409

American Funds Multi-Sector Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Brian C. Janssen

American Funds Multi-Sector Income Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Multi-Sector Income FundSM Semi-annual report for the six months ended June 30, 2020

Pursuing
durable and
diversified
income

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Multi-Sector Income Fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the period ended June 30, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	Lifetime (since 3/22/19)

Reflecting 3.75% maximum sales charge	1.37%	4.25%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.91% for Class A shares as of the prospectus dated May 1, 2020.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least May 1, 2021. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below is American Funds Multi-Sector Income Fund’s semi-annual result for the period ended June 30, 2020. Also shown are the results of its primary and secondary benchmarks.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/miaqx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended June 30, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime (since 3/22/19)

American Funds Multi-Sector Income Fund (Class A shares)	1.67%	5.32%	7.43%
Bloomberg Barclays U.S. Aggregate Index*	6.14	8.74	9.65
Multi-Sector Income Fund Custom Index	–1.01	2.72	5.16

*	Source: Bloomberg Index Services Ltd. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Multi-Sector Income Fund Custom Index comprises: 45% Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index, 30% Bloomberg Barclays U.S. Corporate Investment Grade Index, 15% J.P. Morgan EMBI Global Diversified Index, 8% Bloomberg Barclays CMBS Ex AAA Index, 2% Bloomberg Barclays ABS Ex AAA Index.

Class A shares of the fund include seed money invested by the fund’s investment adviser or its affiliates. Because 12b-1 fees are not paid on these investments, expenses are lower and results are higher than they would have been if the fees had been paid.

The fund’s 30-day yield for Class A shares as of July 31, 2020, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 3.18% (2.85% without the reimbursement).

American Funds Multi-Sector Income Fund	1

Summary investment portfolio June 30, 2020	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	.18%
AAA/Aaa	6.79
AA/Aa	5.09
A/A	8.12
BBB/Baa	20.26
Below investment grade	57.91
Unrated	.07
Short-term securities & other assets less liabilities	1.58
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 98.41%	Principal amount (000)	Value (000)
Corporate bonds & notes 70.83%
Consumer discretionary 10.17%
Carnival Corp. 11.50% 2023[1]	$985	$1,066
PetSmart, Inc. 8.875% 2025[1]	1,610	1,612
PetSmart, Inc. 5.88%–7.13% 2023–2025[1]	930	931
Royal Caribbean Cruises Ltd. 10.875% 2023[1]	810	833
Scientific Games Corp. 8.625% 2025[1]	955	895
Scientific Games Corp. 7.25% 2029[1]	1,135	910
Scientific Games Corp. 7.00%–8.25% 2026–2028[1]	770	621
Other securities		17,356
		24,224

2	American Funds Multi-Sector Income Fund

	Principal amount (000)	Value (000)
Energy 8.48%
CITGO Petroleum Corp 7.00% 2025[1]	$1,000	$1,004
DCP Midstream Operating LP 5.625% 2027	750	758
Endeavor Energy Resources, LP 6.625% 2025[1]	1,165	1,177
Petrobras Global Finance Co. 5.60% 2031	1,800	1,810
Petrobras Global Finance Co. 5.09%–6.75% 2030–2050[1]	710	730
Petróleos Mexicanos 5.63%–7.69% 2026–2050[1]	833	736
Other securities		13,987
		20,202

Communication services 8.32%
Front Range BidCo, Inc. 6.125% 2028[1]	1,520	1,481
Univision Communications Inc. 6.625% 2027[1]	2,275	2,181
Ziggo Bond Finance BV 5.50% 2027[1]	1,470	1,497
Other securities		14,655
		19,814

Health care 7.91%
Centene Corp. 4.625% 2029	740	785
DaVita Inc. 4.625% 2030[1]	1,000	995
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,140	1,919
Teva Pharmaceutical Finance Co. BV 6.75% 2028	1,250	1,323
Other securities		13,802
		18,824

Industrials 7.37%
Dun & Bradstreet Corp. 10.25% 2027[1]	1,295	1,440
United Airlines Holdings, Inc. 6.50% 2027[1]	975	980
Vertical Holdco GMBH 7.625% 2028[1]	800	820
Vertical US Newco Inc. 5.25% 2027[1]	1,000	1,015
WESCO Distribution, Inc. 7.125% 2025[1]	1,100	1,163
WESCO Distribution, Inc. 7.25% 2028[1]	1,065	1,126
Other securities		11,004
		17,548

Materials 6.42%
Ardagh Group SA 6.50% 2027[1,2]	840	833
Axalta Coating Systems LLC 4.75% 2027[1]	1,085	1,093
Braskem SA 4.50% 2030[1]	920	843
LSB Industries, Inc. 9.625% 2023[1]	885	855
Other securities		11,665
		15,289

Financials 5.49%
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	1,073	1,071
Compass Diversified Holdings 8.00% 2026[1]	1,580	1,612
HUB International Ltd. 7.00% 2026[1]	1,400	1,401
Navient Corp. 6.75% 2026	1,225	1,142
Other securities		7,858
		13,084

Information technology 5.26%
BMC Software, Inc. 7.125% 2025[1]	870	915
Broadcom Corp. 3.875% 2027	110	119
Broadcom Inc. 4.15% 2030[1]	870	949
Broadcom Inc. 5.00% 2030[1]	751	865
Broadcom Inc. 4.75% 2029[1]	600	681

American Funds Multi-Sector Income Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Information technology (continued)
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 9.438% 2022[3,4]	$892	$895
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 2024[3]	960	961
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.305% 2026[3,4]	775	767
Veritas Holdings Ltd. 10.50% 2024[1]	1,200	1,078
Other securities		5,293
		12,523

Utilities 4.52%
AES Corp. 3.95% 2030[1]	1,175	1,205
AES Corp. 3.30%–6.00% 2025–2026[1]	875	912
DPL Inc. 4.125% 2025[1]	740	742
Pacific Gas and Electric Co. 2.10%–4.65% 2022–2050[5]	1,585	1,581
PG&E Corp. 5.00%–5.25% 2028–2030	795	796
PG&E Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.806% 2025[3,4]	60	59
Sempra Energy 4.875% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 4.55% on 10/15/2025) (undated) [6]	750	752
Other securities		4,715
		10,762

Consumer staples 4.29%
B&G Foods, Inc. 5.25% 2027	800	803
JBS Investments GmbH II 5.75% 2028[1]	1,450	1,436
Post Holdings, Inc. 4.625% 2030[1]	1,246	1,225
Other securities		6,746
		10,210

Real estate 2.60%
Equinix, Inc. 2.15% 2030	830	823
Howard Hughes Corp. 5.375% 2025[1]	1,270	1,186
Iron Mountain Inc. 4.875% 2029[1]	1,460	1,421
Iron Mountain Inc. 5.00%–5.75% 2024–2028[1]	1,204	1,200
Other securities		1,564
		6,194

Total corporate bonds & notes		168,674

Bonds & notes of governments & government agencies outside the U.S. 11.92%
Brazil (Federative Republic of) 3.875% 2030	210	203
Dominican Republic 5.95% 2027	1,450	1,464
Ethiopia (Federal Democratic Republic of) 6.625% 2024	760	763
Kenya (Republic of) 7.25% 2028	760	754
United Mexican States 3.75%–6.05% 2028–2051	1,600	1,779
Other securities		23,434
		28,397

Mortgage-backed obligations 10.99%
Commercial mortgage-backed securities 7.31%
Other securities		17,406

4	American Funds Multi-Sector Income Fund

	Principal amount (000)	Value (000)
Collateralized mortgage-backed obligations (privately originated) 3.68%
Other securities		$8,765

Total mortgage-backed obligations		26,171

Asset-backed obligations 3.80%
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[1,4,7]	$780	796
Other securities		8,257
		9,053

Municipals 0.69%
Other securities		1,631

U.S. Treasury bonds & notes 0.18%
U.S. Treasury 0.18%
Other securities		419

Total bonds, notes & other debt instruments (cost: $231,508,000)		234,345

Common stocks 0.01%
Other 0.01%
Other securities		29

Total common stocks (cost: $67,000)		29

Short-term securities 5.43%	Shares
Money market investments 5.43%
Capital Group Central Cash Fund 0.18%[8]	129,288	12,930

Total short-term securities (cost: $12,930,000)		12,930
Total investment securities 103.85% (cost: $244,505,000)		247,304
Other assets less liabilities (3.85)%		(9,167)

Net assets 100.00%		$238,137

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $281,000, which represented .12% of the net assets of the fund. “Other securities” also includes securities which were pledged as collateral. The total value of pledged collateral was $102,000, which represented .04% of the net assets of the fund.

American Funds Multi-Sector Income Fund	5

Futures contracts

				Notional	Value at	Unrealized (depreciation) appreciation
		Number of		amount [9]	6/30/2020 [10]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Short	74	March 2022	$(18,500)	$(18,467)	$(9)
5 Year U.S. Treasury Note Futures	Short	130	October 2020	(13,000)	(16,347)	(104)
10 Year U.S. Treasury Note Futures	Long	92	September 2020	9,200	12,804	57
10 Year Ultra U.S. Treasury Note Futures	Long	6	September 2020	600	945	4
20 Year U.S. Treasury Bond Futures	Long	7	September 2020	700	1,250	5
30 Year Ultra U.S. Treasury Bond Futures	Long	11	September 2020	1,100	2,400	25
						$(22)

Forward currency contracts

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
EUR58	USD65	JPMorgan Chase	7/13/2020		$(1)
USD17	EUR15	Bank of New York Mellon	7/20/2020	—	[11]
USD228	EUR203	Morgan Stanley	7/21/2020	—	[11]
$(1)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)		Upfront premium paid (000)	Unrealized depreciation at 6/30/2020 (000)
U.S. EFFR	0.093%	7/2/2025	$1,650	$—	[11]	$—	$— [11]
U.S. EFFR	0.096%	7/2/2025	1,700	(1)		—	(1)
						$—	$(1)

6	American Funds Multi-Sector Income Fund

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2020 (000)
CDX.NA.IG.34	1.00%/Quarterly	6/20/2025	$2,500	$(29)	$38	$(67)

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2020 (000)
5.00%/Quarterly	CDX.NA.HY.25	6/20/2025	$4,275	$(29)	$(87)	$58

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $134,081,000, which represented 56.30% of the net assets of the fund.
[2]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $3,894,000, which represented 1.64% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Step bond; coupon rate may change at a later date.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Rate represents the seven-day yield at 6/30/2020.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
[11]	Amount less than one thousand.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate
EUR = Euros
LIBOR = London Interbank Offered Rate
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Multi-Sector Income Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2020	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $244,505)			$247,304
Cash			161
Cash collateral pledged for futures contracts			200
Cash collateral pledged for swap contracts			528
Unrealized appreciation on open forward currency contracts			—	*
Receivables for:
Sales of investments	$577
Sales of fund’s shares	3,621
Dividends and interest	2,431
Variation margin on futures contracts	4
Variation margin on swap contracts	36
Other	—	*	6,669
			254,862
Liabilities:
Unrealized depreciation on open forward currency contracts			1
Payables for:
Purchases of investments	14,139
Repurchases of fund’s shares	2,281
Dividends on fund’s shares	177
Investment advisory services	76
Services provided by related parties	11
Variation margin on futures contracts	34
Variation margin on swap contracts	5
Other	1		16,724
Net assets at June 30, 2020			$238,137

Net assets consist of:
Capital paid in on shares of beneficial interest			$234,551
Total distributable earnings			3,586
Net assets at June 30, 2020			$238,137

*	Amount less than one thousand.

See notes to financial statements.

8	American Funds Multi-Sector Income Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (23,500 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$191,551	18,902	$10.13
Class C	1,270	124	10.13
Class T	26	3	10.13
Class F-1	1,418	139	10.13
Class F-2	32,567	3,213	10.13
Class F-3	10,264	1,013	10.13
Class 529-A	376	37	10.13
Class 529-C	56	5	10.13
Class 529-E	26	3	10.13
Class 529-T	26	3	10.13
Class 529-F-1	296	29	10.13
Class R-1	26	3	10.13
Class R-2	26	3	10.13
Class R-2E	26	3	10.13
Class R-3	26	3	10.13
Class R-4	26	3	10.13
Class R-5E	26	3	10.13
Class R-5	26	3	10.13
Class R-6	79	8	10.13

See notes to financial statements.

American Funds Multi-Sector Income Fund	9

Statement of operations	unaudited
for the six months ended June 30, 2020	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $1)	$2,154
Dividends	12		$2,166
Fees and expenses*:
Investment advisory services	187
Distribution services	40
Transfer agent services	16
Administrative services	13
Reports to shareholders	12
Registration statement and prospectus	277
Auditing and legal	1
Custodian	10
Other	11
Total fees and expenses before reimbursements	567
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	275
Transfer agent services fee reimbursements	—	†
Total fees and expenses after reimbursements			292
Net investment income			1,874

Net realized gain and unrealized appreciation:
Net realized gain on:
Investments in unaffiliated issuers	502
Futures contracts	277
Swap contracts	251		1,030
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,529
Futures contracts	(44)
Swap contracts	79		1,564
Net realized gain and unrealized appreciation			2,594
Net increase in net assets resulting from operations			$4,468

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

10	American Funds Multi-Sector Income Fund

Statements of changes in net assets
	(dollars in thousands)

	Six months ended June 30, 2020*	For the period March 22, 2019† to December 31, 2019
Operations:
Net investment income	$1,874	$1,835
Net realized gain	1,030	813
Net unrealized appreciation	1,564	1,202
Net increase in net assets resulting from operations	4,468	3,850

Distributions paid or accrued to shareholders	(2,504)	(2,228)

Net capital share transactions	184,551	50,000

Total increase in net assets	186,515	51,622

Net assets:
Beginning of period	51,622	—
End of period	$238,137	$51,622

*	Unaudited.
†	Commencement of operations.

See notes to financial statements.

American Funds Multi-Sector Income Fund	11

Notes to financial statements	unaudited

1. Organization

American Funds Multi-Sector Income Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years[2]
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[3]
Class 529-E	None	None	None
Classes T and 529-T4	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	Up to 3.50% for Class 529-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class C converts to Class A after 8 years.
[3]	Effective June 30, 2020, Class 529-C converts to Class 529-A after 5 years.
[4]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	American Funds Multi-Sector Income Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

American Funds Multi-Sector Income Fund	13

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

14	American Funds Multi-Sector Income Fund

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own

American Funds Multi-Sector Income Fund	15

fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$168,657	$17	$168,674
Bonds & notes of governments & government agencies outside the U.S.	—	28,397	—	28,397
Mortgage-backed obligations	—	26,171	—	26,171
Asset-backed obligations	—	9,053	—	9,053
Municipals	—	1,631	—	1,631
U.S. Treasury bonds & notes	—	419	—	419
Common stocks	28	—	1	29
Short-term securities	12,930	—	—	12,930
Total	$12,958	$234,328	$18	$247,304

16	American Funds Multi-Sector Income Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$91	$—	$—	$91
Unrealized appreciation on open forward currency contracts	—	— †	—	— †
Unrealized appreciation on credit default swaps	—	58	—	58
Liabilities:
Unrealized depreciation on futures contracts	(113)	—	—	(113)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Unrealized depreciation on interest rate swaps	—	(1)	—	(1)
Unrealized depreciation on credit default swaps	—	(67)	—	(67)
Total	$(22)	$(11)	$—	$(33)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
†	Amount less than one thousand.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management

American Funds Multi-Sector Income Fund	17

performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive

18	American Funds Multi-Sector Income Fund

taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be

American Funds Multi-Sector Income Fund	19

unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Liquidity risk— Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

20	American Funds Multi-Sector Income Fund

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2020, the fund’s maximum exposure of unfunded bond commitments was $49,000, which would represent ..02% of the net assets of the fund should such commitments become due.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $29,313,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to

American Funds Multi-Sector Income Fund	21

manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $228,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $3,350,000.

22	American Funds Multi-Sector Income Fund

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $4,037,000.

American Funds Multi-Sector Income Fund	23

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2020 (dollars in thousands):

		Assets			Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value		Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$91		Unrealized depreciation*	$113
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	†	Unrealized depreciation on open forward currency contracts	1
Swap	Interest	Unrealized appreciation*	—		Unrealized depreciation*	1
Swap	Credit	Unrealized appreciation*	58		Unrealized depreciation*	67
			$149			$182

		Net realized gain			Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value		Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$277		Net unrealized depreciation on futures contracts	$(44)
Swap	Interest	Net realized gain on swap contracts	—		Net unrealized depreciation on swap contracts	(1)
Swap	Credit	Net realized gain on swap contracts	251		Net unrealized appreciation on swap contracts	80
			$528			$35

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.
†	Amount less than one thousand.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the

24	American Funds Multi-Sector Income Fund

fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2020, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of New York Mellon	$—	†	$—	$—	$—	$—	†
Liabilities:
JPMorgan Chase	$1		$—	$—	$—	$1
Morgan Stanley	—	†	—	—	—	—	†
Total	$1		$—	$—	$—	$1

*	Collateral is shown on a settlement basis.
†	Amount less than one thousand.

American Funds Multi-Sector Income Fund	25

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

26	American Funds Multi-Sector Income Fund

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,044

As of June 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$5,974
Gross unrealized depreciation on investments	(3,222)
Net unrealized appreciation on investments	2,752
Cost of investments	244,568

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30 2020		For the period March 22, 2019[1] to December 31, 2019
Class A	$2,312		$2,225
Class C2	2
Class T2	—	[3]
Class F-1[2]	9
Class F-2	127		1
Class F-3	51		1
Class 529-A2	1
Class 529-C2	—	[3]
Class 529-E2	—	[3]
Class 529-T2	—	[3]
Class 529-F-1[2]	1
Class R-1[2]	—	[3]
Class R-2[2]	—	[3]
Class R-2E2	—	[3]
Class R-3[2]	—	[3]
Class R-4[2]	—	[3]
Class R-5E2	—	[3]
Class R-5[2]	—	[3]
Class R-6	1		1
Total	$2,504		$2,228

[1]	Commencement of operations.
[2]	This share class began investment operations on May 1, 2020.
[3]	Amount less than one thousand.

American Funds Multi-Sector Income Fund	27

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.440% on the first $1.5 billion of daily net assets and decreasing to 0.390% on such assets in excess of $1.5 billion. For the six months ended June 30, 2020, the investment advisory services fee was $187,000, which was equivalent to an annualized rate of 0.440% of average daily net assets.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund during its startup period. For the six months ended June 30, 2020, total fees and expenses reimbursed by CRMC were $275,000. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.30% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

28	American Funds Multi-Sector Income Fund

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2020, unreimbursed expenses subject to reimbursement totaled $724,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Funds Multi-Sector Income Fund	29

For the six months ended June 30, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$38		$13		$12		Not applicable
Class C*	1		—	†	—	†	Not applicable
Class T*	—		—	†	—	†	Not applicable
Class F-1*	1		—	†	—	†	Not applicable
Class F-2	Not applicable		3		1		Not applicable
Class F-3	Not applicable		—	†	—	†	Not applicable
Class 529-A*	—	†	—	†	—	†	$—	†
Class 529-C*	—	†	—	†	—	†	—	†
Class 529-E*	—		—	†	—	†	—	†
Class 529-T*	—		—	†	—	†	—	†
Class 529-F-1*	—		—	†	—	†	—	†
Class R-1*	—	†	—	†	—	†	Not applicable
Class R-2*	—		—	†	—	†	Not applicable
Class R-2E*	—		—	†	—	†	Not applicable
Class R-3*	—		—	†	—	†	Not applicable
Class R-4*	—		—	†	—	†	Not applicable
Class R-5E*	Not applicable		—	†	—	†	Not applicable
Class R-5*	Not applicable		—	†	—	†	Not applicable
Class R-6	Not applicable		—	†	—	†	Not applicable
Total class-specific expenses	$40		$16		$13		$—	†

*	This share class began investment operations on May 1, 2020.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

30	American Funds Multi-Sector Income Fund

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2020, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2020.

American Funds Multi-Sector Income Fund	31

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020

Class A	$139,934	14,041	$1,370		138		$(2,681)	(270)	$138,623	13,909
Class C2	1,271	124	2		—	[3]	— [3]	— [3]	1,273	124
Class T2	25	3	—		—		—	—	25	3
Class F-1[2]	2,024	205	8		1		(672)	(67)	1,360	139
Class F-2	39,312	3,911	125		12		(7,238)	(712)	32,199	3,211
Class F-3	12,271	1,229	51		5		(2,254)	(223)	10,068	1,011
Class 529-A2	376	37	1		—	[3]	—	—	377	37
Class 529-C2	55	5	—	[3]	—	[3]	— [3]	— [3]	55	5
Class 529-E2	25	3	—	[3]	—	[3]	—	—	25	3
Class 529-T2	25	3	—	[3]	—	[3]	—	—	25	3
Class 529-F-1[2]	294	29	1		—	[3]	—	—	295	29
Class R-1[2]	25	3	—		—		—	—	25	3
Class R-2[2]	25	3	—		—		—	—	25	3
Class R-2E2	25	3	—		—		—	—	25	3
Class R-3[2]	25	3	—		—		—	—	25	3
Class R-4[2]	25	3	—		—		—	—	25	3
Class R-5E2	25	3	—		—		—	—	25	3
Class R-5[2]	25	3	—		—		—	—	25	3
Class R-6	50	5	1		—	[3]	—	—	51	5
Total net increase (decrease)	$195,837	19,616	$1,559		156		$(12,845)	(1,272)	$184,551	18,500

For the period March 22, 2019[4] to December 31, 2019

Class A	$49,925	4,993	$—		—		$—	—	$49,925	4,993
Class F-2	25	2	—		—		—	—	25	2
Class F-3	25	2	—		—		—	—	25	2
Class R-6	25	3	—		—		—	—	25	3
Total net increase (decrease)	$50,000	5,000	$—		—		$—	—	$50,000	5,000

[1]	Includes exchanges between share classes of the fund.
[2]	This share class began investment operations on May 1, 2020.
[3]	Amount less than one thousand.
[4]	Commencement of operations.

32	American Funds Multi-Sector Income Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $217,148,000 and $30,625,000, respectively, during the period March 22, 2019 to June 30, 2020.

10. Ownership concentration

At June 30, 2020, CRMC held 22% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund when it began operations on March 22, 2019.

American Funds Multi-Sector Income Fund	33

Financial highlights

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2020[5,6]	$10.32	$.22	$(.06)	$.16
12/31/2019[5,10]	10.00	.37	.40	.77
Class C:
6/30/2020[5,6,11]	9.67	.06	.46	.52
Class T:
6/30/2020[5,6,11]	9.67	.07	.46	.53
Class F-1:
6/30/2020[5,6,11]	9.67	.07	.46	.53
Class F-2:
6/30/2020[5,6]	10.32	.22	(.06)	.16
12/31/2019[5,10]	10.00	.36	.40	.76
Class F-3:
6/30/2020[5,6]	10.32	.23	(.06)	.17
12/31/2019[5,10]	10.00	.36	.40	.76

34	American Funds Multi-Sector Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]

$(.22)	$(.13)	$(.35)	$10.13	1.67%[7,8]		$191,551	1.31%[8,9]		.68%[8,9]		4.40%[8,9]
(.35)	(.10)	(.45)	10.32	7.76	[7,8]	51,544	.60	[8,9]	.53	[8,9]	4.61	[8,9]

(.06)	—	(.06)	10.13	5.40	[7]	1,270	.35	[9]	.25	[9]	.56	[9]

(.07)	—	(.07)	10.13	5.52	[7,8]	26	.25	[8,9]	.11	[8,9]	.72	[8,9]

(.07)	—	(.07)	10.13	5.47	[7]	1,418	.31	[9]	.16	[9]	.65	[9]

(.22)	(.13)	(.35)	10.13	1.68	[7]	32,567	1.56	[9]	.70	[9]	4.35	[9]
(.34)	(.10)	(.44)	10.32	7.75	[7,8]	26	.62	[8,9]	.54	[8,9]	4.59	[8,9]

(.23)	(.13)	(.36)	10.13	1.70	[7]	10,264	1.38	[9]	.58	[9]	4.48	[9]
(.34)	(.10)	(.44)	10.32	7.72	[7,8]	26	.64	[8,9]	.57	[8,9]	4.57	[8,9]

See end of table for footnotes.

American Funds Multi-Sector Income Fund	35

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2020[5,6,11]	$9.67	$.07	$.46	$.53
Class 529-C:
6/30/2020[5,6,11]	9.67	.07	.46	.53
Class 529-E:
6/30/2020[5,6,11]	9.67	.07	.46	.53
Class 529-T:
6/30/2020[5,6,11]	9.67	.07	.46	.53
Class 529-F-1:
6/30/2020[5,6,11]	9.67	.07	.46	.53
Class R-1:
6/30/2020[5,6,11]	9.67	.07	.46	.53

36	American Funds Multi-Sector Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]

$(.07)	$—	$(.07)	$10.13	5.49%[7]		$376	.25%[9]		.15%[9]		.70%[9]

(.07)	—	(.07)	10.13	5.46	[7,8]	56	.33	[8,9]	.20	[8,9]	.64	[8,9]

(.07)	—	(.07)	10.13	5.52	[7,8]	26	.25	[8,9]	.11	[8,9]	.72	[8,9]

(.07)	—	(.07)	10.13	5.51	[7,8]	26	.26	[8,9]	.12	[8,9]	.71	[8,9]

(.07)	—	(.07)	10.13	5.51	[7]	296	.22	[9]	.12	[9]	.72	[9]

(.07)	—	(.07)	10.13	5.52	[7,8]	26	.25	[8,9]	.11	[8,9]	.72	[8,9]

See end of table for footnotes.

American Funds Multi-Sector Income Fund	37

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2020[5,6,11]	$9.67	$.07	$.46	$.53
Class R-2E:
6/30/2020[5,6,11]	9.67	.07	.46	.53
Class R-3:
6/30/2020[5,6,11]	9.67	.07	.46	.53
Class R-4:
6/30/2020[5,6,11]	9.67	.07	.46	.53
Class R-5E:
6/30/2020[5,6,11]	9.67	.07	.46	.53
Class R-5:
6/30/2020[5,6,11]	9.67	.07	.46	.53

38	American Funds Multi-Sector Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]

$(.07)	$—	$(.07)	$10.13	5.50%[7,8]		$26	.27%[8,9]		.13%[8,9]		.70%[8,9]

(.07)	—	(.07)	10.13	5.51	[7,8]	26	.25	[8,9]	.11	[8,9]	.72	[8,9]

(.07)	—	(.07)	10.13	5.52	[7,8]	26	.25	[8,9]	.11	[8,9]	.72	[8,9]

(.07)	—	(.07)	10.13	5.52	[7,8]	26	.25	[8,9]	.11	[8,9]	.72	[8,9]

(.07)	—	(.07)	10.13	5.52	[7]	26	.25	[9]	.11	[9]	.72	[9]

(.07)	—	(.07)	10.13	5.52	[7]	26	.24	[9]	.11	[9]	.72	[9]

See end of table for footnotes.

American Funds Multi-Sector Income Fund	39

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2020[5,6]	$10.32	$.23	$(.06)	$.17
12/31/2019[5,10]	10.00	.36	.40	.76

	Six months ended June 30, 2020[5,6,7]	For the period 3/22/2019 to 12/31/2019[5,10]
Portfolio turnover rate for all share classes[12]	47%	115%

See notes to financial statements.

40	American Funds Multi-Sector Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]

$(.23)	$(.13)	$(.36)	$10.13	1.70%[7]		$79	1.26%[9]		.53%[9]		4.55%[9]
(.34)	(.10)	(.44)	10.32	7.72	[7,8]	26	.64	[8,9]	.56	[8,9]	4.57	[8,9]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes. In addition, during the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Annualized.
[10]	For the period March 22, 2019, commencement of operations, through December 31, 2019.
[11]	This share class began investment operations on May 1, 2020.
[12]	Rate does not include the fund’s portfolio activity with respect to any Central Funds.

American Funds Multi-Sector Income Fund	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2020, through June 30, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	American Funds Multi-Sector Income Fund

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,016.70	$3.41	.68%
Class A – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class C – actual return†	1,000.00	1,013.54	2.56	1.55
Class C – assumed 5% return†	1,000.00	1,017.16	7.77	1.55
Class T – actual return†	1,000.00	1,017.15	1.11	.67
Class T – assumed 5% return†	1,000.00	1,021.53	3.37	.67
Class F-1 – actual return†	1,000.00	1,016.58	1.65	1.00
Class F-1 – assumed 5% return†	1,000.00	1,019.89	5.02	1.00
Class F-2 – actual return	1,000.00	1,016.76	3.51	.70
Class F-2 – assumed 5% return	1,000.00	1,021.38	3.52	.70
Class F-3 – actual return	1,000.00	1,016.99	2.91	.58
Class F-3 – assumed 5% return	1,000.00	1,021.98	2.92	.58
Class 529-A – actual return†	1,000.00	1,016.46	1.54	.93
Class 529-A – assumed 5% return†	1,000.00	1,020.24	4.67	.93
Class 529-C – actual return†	1,000.00	1,013.84	1.96	1.19
Class 529-C – assumed 5% return†	1,000.00	1,018.95	5.97	1.19
Class 529-E – actual return†	1,000.00	1,016.26	1.12	.68
Class 529-E – assumed 5% return†	1,000.00	1,021.48	3.42	.68
Class 529-T – actual return†	1,000.00	1,016.86	1.21	.73
Class 529-T – assumed 5% return†	1,000.00	1,021.23	3.67	.73
Class 529-F-1 – actual return†	1,000.00	1,017.69	1.22	.74
Class 529-F-1 – assumed 5% return†	1,000.00	1,021.18	3.72	.74
Class R-1 – actual return†	1,000.00	1,014.15	1.09	.66
Class R-1 – assumed 5% return†	1,000.00	1,021.58	3.32	.66
Class R-2 – actual return†	1,000.00	1,013.78	1.27	.77
Class R-2 – assumed 5% return†	1,000.00	1,021.03	3.87	.77
Class R-2E – actual return†	1,000.00	1,015.07	1.16	.70
Class R-2E – assumed 5% return†	1,000.00	1,021.38	3.52	.70
Class R-3 – actual return†	1,000.00	1,015.83	1.11	.67
Class R-3 – assumed 5% return†	1,000.00	1,021.53	3.37	.67
Class R-4 – actual return†	1,000.00	1,017.18	1.09	.66
Class R-4 – assumed 5% return†	1,000.00	1,021.58	3.32	.66
Class R-5E – actual return†	1,000.00	1,017.70	1.11	.67
Class R-5E – assumed 5% return†	1,000.00	1,021.53	3.37	.67
Class R-5 – actual return†	1,000.00	1,018.17	1.06	.64
Class R-5 – assumed 5% return†	1,000.00	1,021.68	3.22	.64
Class R-6 – actual return	1,000.00	1,017.04	2.66	.53
Class R-6 – assumed 5% return	1,000.00	1,022.23	2.66	.53

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on May 1, 2020. The “assumed 5% return” line is based on 182 days.

American Funds Multi-Sector Income Fund	43

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds

44	American Funds Multi-Sector Income Fund

(including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2019, while recognizing the fund’s short operational history. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fee schedule of the fund to those of other relevant funds. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

American Funds Multi-Sector Income Fund	45

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

46	American Funds Multi-Sector Income Fund

This page was intentionally left blank.

American Funds Multi-Sector Income Fund	47

This page was intentionally left blank.

48	American Funds Multi-Sector Income Fund

This page was intentionally left blank.

American Funds Multi-Sector Income Fund	49

This page was intentionally left blank.

50	American Funds Multi-Sector Income Fund

This page was intentionally left blank.

American Funds Multi-Sector Income Fund	51

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American Funds Multi-Sector Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Multi-Sector Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Multi-Sector Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Multi-Sector Income FundSM

Investment portfolio

June 30, 2020

unaudited

Bonds, notes & other debt instruments 98.41% Corporate bonds & notes 70.83% Consumer discretionary 10.17%	Principal amount (000)	Value (000)
Allied Universal Holdco LLC 6.625% 20261	$100	$105
Allied Universal Holdco LLC 9.75% 20271	100	106
Amazon.com, Inc. 2.70% 2060	55	56
Bayerische Motoren Werke AG 2.95% 20221	200	207
Booking Holdings Inc. 4.625% 2030	510	598
Boyd Gaming Corp. 8.625% 20251	500	523
Boyd Gaming Corp. 4.75% 20271	390	336
Carnival Corp. 11.50% 20231	985	1,066
Cedar Fair LP/Canadas Wonderland Co/Magnum Management Corp/Millennium Operations LLC, 5.50% 20251	115	116
Cedar Fair, LP 5.25% 20291	260	236
Churchill Downs Inc. 4.75% 20281	120	116
Clarios Global LP 6.75% 20251	200	209
Colt Merger Sub, Inc. 5.75% 20251	690	695
Colt Merger Sub, Inc. 6.25% 20251	715	711
Dana Inc. 5.625% 2028	220	219
Fertitta Entertainment, Inc. 6.75% 20241	610	439
Fertitta Entertainment, Inc. 8.75% 20251	700	418
Ford Motor Co. 8.50% 2023	130	138
Ford Motor Co. 9.00% 2025	66	71
Ford Motor Co. 9.625% 2030	330	391
Ford Motor Credit Co. 3.81% 2024	200	193
Ford Motor Credit Co. 5.584% 2024	225	228
Ford Motor Credit Co. 5.125% 2025	405	407
General Motors Co. 6.125% 2025	55	62
General Motors Co. 6.80% 2027	135	158
General Motors Co. 5.95% 2049	35	37
General Motors Financial Co. 5.20% 2023	229	245
Hanesbrands Inc. 5.375% 20251	445	451
Hanesbrands Inc. 4.875% 20261	645	651
Harley-Davidson, Inc. 3.35% 20251	510	522
Hilton Worldwide Holdings Inc. 5.75% 20281	500	507
Hilton Worldwide Holdings Inc. 4.875% 2030	20	20
Home Depot, Inc. 2.70% 2030	50	55
Home Depot, Inc. 3.35% 2050	20	23
International Game Technology PLC 6.50% 20251	400	410
International Game Technology PLC 5.25% 20291	590	577
Levi Strauss & Co. 5.00% 2025	75	76
Marriott International, Inc. 5.75% 2025	227	248
Merlin Entertainment 5.75% 20261	200	193
MGM Growth Properties LLC 4.625% 20251	325	320
MGM Resorts International 7.75% 2022	25	25
MGM Resorts International 6.00% 2023	150	152
MGM Resorts International 5.50% 2027	133	129
NCL Corp. Ltd. 12.25% 20241	290	305
Neiman Marcus Group Ltd. LLC 8.00% 20241,2	90	4

American Funds Multi-Sector Income Fund — Page 1 of 22

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)1,2,3	$68	$21
Neiman Marcus Group Ltd. LLC, Term Loan, (1-month USD-LIBOR + 12.75%) 14.00% 20204,5,6,7	17	17
Neiman Marcus Group Ltd. LLC, Term Loan B, (3-month USD-LIBOR + 6.00%) 8.00% 2023 (12.50% PIK)2,3,6,7	55	14
Newell Rubbermaid Inc. 4.875% 2025	200	210
Newell Rubbermaid Inc. 4.70% 2026	200	210
Panther BF Aggregator 2, LP 6.25% 20261	40	41
Panther BF Aggregator 2, LP 8.50% 20271	180	181
Party City Holdings Inc. 6.125% 20231	50	11
PetSmart, Inc. 7.125% 20231	270	267
PetSmart, Inc. 5.875% 20251	660	664
PetSmart, Inc. 8.875% 20251	1,610	1,612
Royal Caribbean Cruises Ltd. 9.125% 20231	240	238
Royal Caribbean Cruises Ltd. 10.875% 20231	810	833
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	450	438
Sally Holdings LLC and Sally Capital Inc. 8.75% 20251	380	413
Sands China Ltd. 3.80% 20261	200	206
Scientific Games Corp. 8.625% 20251	955	895
Scientific Games Corp. 8.25% 20261	50	44
Scientific Games Corp. 7.00% 20281	720	577
Scientific Games Corp. 7.25% 20291	1,135	910
Service Corp. International 5.125% 2029	80	86
Six Flags Entertainment Corp. 4.875% 20241	400	359
Six Flags Theme Parks Inc. 7.00% 20251	315	327
The William Carter Company 5.50% 20251	244	252
Toyota Motor Credit Corp. 1.35% 2023	150	153
Toyota Motor Credit Corp. 3.375% 2030	57	66
Vail Resorts, Inc. 6.25% 20251	110	116
VICI Properties LP / VICI Note Co. Inc. 3.50% 20251	10	9
VICI Properties LP / VICI Note Co. Inc. 3.75% 20271	85	80
VICI Properties LP / VICI Note Co. Inc. 4.125% 20301	125	119
Viking Cruises Ltd. 13.00% 20251	145	154
Volkswagen Group of America Finance, LLC 3.125% 20231	248	261
William Carter Co. 5.625% 20271	40	41
Wyndham Worldwide Corp. 5.375% 20261	475	459
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20231	60	57
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20271	80	69
Wynn Resorts Ltd. 7.75% 20251	370	374
Wynn Resorts Ltd. 5.125% 20291	660	591
YUM! Brands, Inc. 7.75% 20251	88	95
		24,224
Energy 8.48%
Apache Corp. 5.35% 2049	50	40
Ascent Resources - Utica LLC 7.00% 20261	50	32
Baker Hughes, a GE Co. 4.486% 2030	51	59
Baker Hughes, a GE Co. 3.138% 2029	350	366
BP Capital Markets America Inc. 3.633% 2030	50	57
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 5.75% 20226,7	35	13
Canadian Natural Resources Ltd. 3.85% 2027	70	75
Canadian Natural Resources Ltd. 2.95% 2030	687	683
Canadian Natural Resources Ltd. 4.95% 2047	65	71
Carrizo Oil & Gas Inc. 6.25% 2023	60	23
Cenovus Energy Inc. 3.00% 2022	6	6
Cenovus Energy Inc. 3.80% 2023	60	56

American Funds Multi-Sector Income Fund — Page 2 of 22

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Cenovus Energy Inc. 4.25% 2027	$105	$95
Centennial Resource Production, LLC 6.875% 20271	30	16
Cheniere Energy Partners, LP 5.25% 2025	255	254
Cheniere Energy Partners, LP 4.50% 20291	427	418
Cheniere Energy, Inc. 7.00% 2024	100	114
Cheniere Energy, Inc. 3.70% 20291	190	195
Chesapeake Energy Corp. 11.50% 20251	21	2
Chevron Corp. 2.978% 2040	19	20
CITGO Petroleum Corp 7.00% 20251	1,000	1,004
Comstock Resources, Inc. 9.75% 2026	640	601
Comstock Resources, Inc. 9.75% 2026	200	187
Concho Resources Inc. 4.30% 2028	40	44
DCP Midstream Operating LP 5.375% 2025	150	149
DCP Midstream Operating LP 5.625% 2027	750	758
Denbury Resources Inc. 9.00% 20211	40	16
Diamond Offshore Drilling, Inc. 7.875% 2025	15	2
Diamondback Energy, Inc. 4.75% 2025	450	482
Ecopetrol SA 6.875% 2030	200	231
Enbridge Energy Partners, LP 7.375% 2045	18	26
Endeavor Energy Resources, LP 6.625% 20251	1,165	1,177
Energy Transfer Operating, LP 5.00% 2050	47	45
Energy Transfer Partners, LP 6.125% 2045	20	21
Energy Transfer Partners, LP 5.30% 2047	175	170
Energy Transfer Partners, LP 6.00% 2048	80	83
Energy Transfer Partners, LP 6.25% 2049	410	435
EOG Resources, Inc. 4.375% 2030	14	17
EOG Resources, Inc. 4.95% 2050	47	61
EQM Midstream Partners, LP 6.00% 20251	550	557
EQM Midstream Partners, LP 6.50% 20271	590	606
EQT Corp. 6.125% 2025	75	75
Exxon Mobil Corp. 3.452% 2051	18	20
Kinder Morgan, Inc. 5.20% 2048	15	18
Magnolia Oil & Gas Operating LLC 6.00% 20261	400	380
Matador Resources Co. 5.875% 2026	10	7
MPLX LP 5.50% 2049	16	18
Murphy Oil Corp. 5.875% 2027	210	185
MV24 Capital BV 6.748% 2034	588	560
Nabors Industries Inc. 5.75% 2025	15	6
NGL Energy Partners LP 7.50% 2023	25	21
Noble Energy, Inc. 3.25% 2029	163	148
Noble Energy, Inc. 4.95% 2047	420	375
Noble Energy, Inc. 4.20% 2049	17	14
NuStar Logistics, LP 6.00% 2026	145	142
Oasis Petroleum Inc. 6.25% 20261	20	3
Occidental Petroleum Corp. 4.10% 2021	3	3
Occidental Petroleum Corp. 2.70% 2022	135	126
Occidental Petroleum Corp. 3.125% 2022	20	19
Occidental Petroleum Corp. 2.70% 2023	32	29
Occidental Petroleum Corp. 2.90% 2024	210	180
Occidental Petroleum Corp. 3.20% 2026	16	13
ONEOK, Inc. 2.20% 2025	18	18
ONEOK, Inc. 5.85% 2026	110	126
ONEOK, Inc. 4.00% 2027	59	60
ONEOK, Inc. 4.55% 2028	20	21

American Funds Multi-Sector Income Fund — Page 3 of 22

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 4.35% 2029	$35	$37
ONEOK, Inc. 3.10% 2030	102	98
ONEOK, Inc. 6.35% 2031	115	135
ONEOK, Inc. 7.15% 2051	29	35
Petrobras Global Finance Co. 5.093% 20301	50	50
Petrobras Global Finance Co. 5.60% 2031	1,800	1,810
Petrobras Global Finance Co. 6.75% 2050	660	680
Petróleos Mexicanos 6.875% 2026	120	114
Petróleos Mexicanos 6.49% 2027	540	494
Petróleos Mexicanos 5.625% 2046	127	90
Petróleos Mexicanos 7.69% 20501	46	38
Phillips 66 3.90% 2028	45	51
Plains All American Pipeline, LP 3.80% 2030	179	177
PTT Exploration and Production PCL 2.587% 20271	400	410
QEP Resources, Inc. 5.625% 2026	110	70
Range Resources Corp. 5.00% 2023	25	21
Range Resources Corp. 4.875% 2025	40	30
Sabine Pass Liquefaction, LLC 4.50% 20301	340	376
Sanchez Energy Corp. 7.25% 20231	27	—8
SM Energy Co. 6.625% 2027	85	42
Southwestern Energy Co. 6.20% 2025 (6.45% on 7/23/2020)9	275	236
Southwestern Energy Co. 7.50% 2026	50	44
Sunoco LP 4.875% 2023	45	45
Sunoco LP 6.00% 2027	215	213
Targa Resources Partners LP 6.50% 2027	515	518
Targa Resources Partners LP 6.875% 2029	15	16
Targa Resources Partners LP 5.50% 20301	655	633
Teekay Corp. 9.25% 20221	80	77
Total Capital International 3.127% 2050	36	37
TransCanada PipeLines Ltd. 4.10% 2030	38	43
Transocean Guardian Ltd. 5.875% 20241	117	103
Transocean Inc. 8.375% 20219	120	85
Transocean Inc. 6.125% 20251	79	70
Transocean Poseidon Ltd. 6.875% 20271	80	69
Valaris PLC 7.75% 2026	30	2
Western Midstream Operating, LP 3.10% 2025	30	29
Western Midstream Operating, LP 4.05% 2030	22	21
Western Midstream Operating, LP 5.25% 2050	200	174
Whiting Petroleum Corp. 6.625% 2026	30	5
Williams Companies, Inc. 3.50% 2030	257	271
Williams Partners LP 3.90% 2025	5	5
Williams Partners LP 6.30% 2040	8	10
Williams Partners LP 5.10% 2045	6	7
WPX Energy, Inc. 5.875% 2028	750	720
WPX Energy, Inc. 4.50% 2030	200	177
		20,202
Communication services 8.32%
AT&T Inc. 2.30% 2027	125	129
AT&T Inc. 4.35% 2045	22	25
Cablevision Systems Corp. 5.375% 20281	650	681
CBS Corp. 7.25% 20241	25	22
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20281	400	413
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20301	410	420

American Funds Multi-Sector Income Fund — Page 4 of 22

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20301	$600	$615
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	263	267
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20321	235	238
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	13	15
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	20	23
CenturyLink, Inc. 4.00% 20271	365	354
Clear Channel Worldwide Holdings, Inc. 9.25% 2024	225	209
Comcast Corp. 2.65% 2030	200	218
Comcast Corp. 1.95% 2031	32	33
Comcast Corp. 3.75% 2040	15	18
Comcast Corp. 4.00% 2048	35	43
CSC Holdings, LLC 4.125% 20301	200	199
CSC Holdings, LLC 4.625% 20301	400	391
Diamond Sports Group LLC 5.375% 20261	138	101
Diamond Sports Group LLC 6.625% 20271	80	43
Discovery Communications, Inc. 3.625% 2030	272	298
Discovery Communications, Inc. 4.65% 2050	30	34
Entercom Media Corp. 6.50% 20271	5	4
Fox Corp. 3.50% 2030	193	216
Front Range BidCo, Inc. 6.125% 20281	1,520	1,481
Frontier Communications Corp. 10.50% 20222	130	45
Frontier Communications Corp. 8.50% 20261	50	47
Frontier Communications Corp. 8.00% 20271	230	234
Gray Television, Inc. 7.00% 20271	430	442
iHeartCommunications, Inc. 5.25% 20271	32	31
Intelsat Jackson Holding Co. 5.50% 2023	65	37
Intelsat Jackson Holding Co. 8.00% 20241	35	36
Intelsat Jackson Holding Co. 8.50% 20241,2	45	27
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 5.837% 20226,7	8	8
Intelsat Jackson Holding Co., Term Loan, 6.625% 20246	35	35
Lamar Media Corp. 5.75% 2026	25	26
Lamar Media Corp. 4.875% 20291	650	656
Level 3 Communications, Inc. 5.375% 2024	350	354
Level 3 Financing, Inc. 4.25% 20281	500	502
Live Nation Entertainment, Inc. 5.625% 20261	35	32
Live Nation Entertainment, Inc. 4.75% 20271	26	22
Live Nation Entertainment, Inc. 6.50% 20271	200	206
Match Group, Inc. 4.625% 20281	150	152
Match Group, Inc. 4.125% 20301	600	588
MDC Partners Inc. 6.50% 20241	335	313
Meredith Corp. 6.875% 2026	215	179
Netflix, Inc. 4.875% 20301	458	491
Nexstar Escrow Corp. 5.625% 20271	70	70
Numericable Group SA 7.375% 20261	400	418
OUTFRONT Media Cap LLC 5.00% 20271	25	23
OUTFRONT Media Capital LLC 4.625% 20301	220	202
PLDT Inc. 2.50% 2031	400	406
Sirius XM Radio Inc. 3.875% 20221	145	146
Sirius XM Radio Inc. 4.625% 20231	150	151
Sirius XM Radio Inc. 4.625% 20241	200	206
Sirius XM Radio Inc. 5.00% 20271	130	134
Sprint Corp. 7.25% 2021	190	199
Sprint Corp. 6.875% 2028	430	525
Sprint Corp. 8.75% 2032	250	358

American Funds Multi-Sector Income Fund — Page 5 of 22

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
TEGNA Inc. 4.625% 20281	$150	$139
Tencent Holdings Ltd. 3.975% 2029	200	226
Tencent Holdings Ltd. 3.24% 20501	200	201
T-Mobile US, Inc. 4.00% 2022	50	51
T-Mobile US, Inc. 6.375% 2025	25	26
T-Mobile US, Inc. 3.875% 20301	300	335
T-Mobile US, Inc. 4.50% 20501	69	81
Twitter, Inc. 3.875% 20271	100	100
Univision Communications Inc. 5.125% 20231	50	51
Univision Communications Inc. 5.125% 20251	150	142
Univision Communications Inc. 6.625% 20271	2,275	2,181
Verizon Communications Inc. 4.329% 2028	74	89
Verizon Communications Inc. 4.016% 2029	35	42
Vodafone Group PLC 4.25% 2050	25	29
Walt Disney Company 2.65% 2031	300	319
Warner Music Group 5.50% 20261	180	187
Warner Music Group 3.875% 20301	225	228
Ziggo Bond Co. BV 5.125% 20301	100	99
Ziggo Bond Finance BV 5.50% 20271	1,470	1,497
		19,814
Health care 7.91%
Abbott Laboratories 3.75% 2026	30	35
AbbVie Inc. 2.95% 20261	71	78
AbbVie Inc. 4.25% 20491	25	30
Amgen Inc. 3.375% 2050	30	33
AstraZeneca PLC 3.375% 2025	65	73
Bausch Health Companies Inc. 9.25% 20261	250	272
Bausch Health Companies Inc. 5.75% 20271	200	212
Bausch Health Companies Inc. 5.00% 20281	360	339
Bausch Health Companies Inc. 7.00% 20281	470	485
Bausch Health Companies Inc. 6.25% 20291	75	75
Bausch Health Companies Inc. 5.25% 20301	455	432
Becton, Dickinson and Company 2.894% 2022	130	135
Becton, Dickinson and Company 3.70% 2027	190	213
Becton, Dickinson and Company 2.823% 2030	23	24
Becton, Dickinson and Company 3.794% 2050	36	40
Boston Scientific Corp. 2.65% 2030	150	156
Catalent Pharma Solutions Inc. 5.00% 20271	455	473
Catalent, Inc. 4.875% 20261	180	183
Centene Corp. 5.375% 20261	45	47
Centene Corp. 4.25% 2027	465	481
Centene Corp. 4.625% 2029	740	785
Centene Corp. 3.375% 2030	644	651
Charles River Laboratories International, Inc. 5.50% 20261	45	47
Charles River Laboratories International, Inc. 4.25% 20281	143	143
DaVita Inc. 4.625% 20301	1,000	995
Encompass Health Corp. 4.50% 2028	357	343
Encompass Health Corp. 4.75% 2030	280	268
HCA Inc. 5.875% 2023	275	298
HCA Inc. 5.375% 2026	425	464
IMS Health Holdings, Inc. 5.00% 20261	600	620
Jaguar Holding Co. II 4.625% 20251	365	372
Jaguar Holding Co. II 5.00% 20281	340	349

American Funds Multi-Sector Income Fund — Page 6 of 22

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
LifePoint Health, Inc. 6.75% 20251	$150	$155
Molina Healthcare, Inc. 5.375% 2022	40	41
Molina Healthcare, Inc. 4.875% 20251	160	161
Molina Healthcare, Inc. 4.375% 20281	715	718
Novartis Capital Corp. 1.75% 2025	41	43
Novartis Capital Corp. 2.00% 2027	24	25
PAREXEL International Corp. 6.375% 20251	215	209
Partners HealthCare System, Inc. 3.192% 2049	42	45
Radiology Partners, Inc. 9.25% 20281	165	156
Select Medical Holdings Corp. 6.25% 20261	136	138
Shire PLC 3.20% 2026	85	94
Sotera Health Holdings LLC, Term Loan, (3-months USD-LIBOR + 4.50%) 5.50% 20266,7	225	220
Surgery Center Holdings 10.00% 20271	150	151
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	200	223
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	320	395
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	307	305
Tenet Healthcare Corp. 6.75% 2023	365	363
Tenet Healthcare Corp. 4.625% 2024	50	49
Tenet Healthcare Corp. 7.50% 20251	190	203
Tenet Healthcare Corp. 4.875% 20261	160	157
Tenet Healthcare Corp. 4.625% 20281	750	737
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,140	1,919
Teva Pharmaceutical Finance Co. BV 6.75% 2028	1,250	1,323
Thermo Fisher Scientific Inc. 4.497% 2030	18	22
UnitedHealth Group Inc. 2.375% 2024	15	16
UnitedHealth Group Inc. 1.25% 2026	278	283
UnitedHealth Group Inc. 4.45% 2048	35	46
Upjohn Inc. 2.30% 20271	105	109
Upjohn Inc. 2.70% 20301	408	420
Upjohn Inc. 3.85% 20401	110	118
Upjohn Inc. 4.00% 20501	302	325
Valeant Pharmaceuticals International, Inc. 6.125% 20251	200	203
Valeant Pharmaceuticals International, Inc. 9.00% 20251	200	216
Valeant Pharmaceuticals International, Inc. 8.50% 20271	75	80
Vizient Inc. 6.25% 20271	5	5
		18,824
Industrials 7.37%
Allison Transmission Holdings, Inc. 5.00% 20241	135	135
Ashtead Group PLC 4.25% 20291	200	200
Associated Materials, LLC 9.00% 20241	158	136
Boeing Co. 4.875% 2025	345	376
Boeing Co. 3.10% 2026	53	54
Boeing Co. 3.20% 2029	30	30
Boeing Co. 2.95% 2030	3	3
Boeing Co. 5.15% 2030	41	46
Boeing Co. 3.60% 2034	30	28
Bombardier Inc. 7.50% 20241	75	49
Bombardier Inc. 7.50% 20251	10	7
Bombardier Inc. 7.875% 20271	50	33
Burlington Northern Santa Fe LLC 3.05% 2051	15	16
BWX Technologies, Inc. 4.125% 20281	610	611
Carrier Global Corp. 2.242% 20251	36	37
Carrier Global Corp. 2.493% 20271	25	25

American Funds Multi-Sector Income Fund — Page 7 of 22

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Carrier Global Corp. 2.722% 20301	$40	$40
CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)9	200	199
CSX Corp. 4.50% 2049	25	32
Delta Air Lines, Inc. 7.00% 20251	130	134
Dun & Bradstreet Corp. 6.875% 20261	700	744
Dun & Bradstreet Corp. 10.25% 20271	1,295	1,440
Empresa de Transporte de Pasajeros Metro SA 4.70% 20501	400	459
General Dynamics Corp. 4.25% 2050	9	12
GFL Environmental Inc., 4.25% 20251	250	253
Harsco Corp. 5.75% 20271	135	136
Hillenbrand Inc. 5.75% 2025	620	642
Honeywell International Inc. 2.30% 2024	75	80
Honeywell International Inc. 2.70% 2029	35	39
Howmet Aerospace Inc. 6.875% 2025	85	92
IAA Spinco Inc. 5.50% 20271	200	207
Icahn Enterprises Finance Corp. 4.75% 2024	250	237
Icahn Enterprises Finance Corp. 6.375% 2025	500	496
JELD-WEN Holding, Inc. 4.875% 20271	180	174
Kratos Defense & Security Solutions, Inc. 6.50% 20251	70	73
LABL Escrow Issuer, LLC 10.50% 20271	45	48
LSC Communications, Inc. 8.75% 20231,2	50	5
Meritor, Inc. 6.25% 20251	500	507
Mexico City Airport Trust 3.875% 2028	400	364
Moog Inc. 4.25% 20271	101	99
Navistar International Corp. 9.50% 20251	142	153
Norfolk Southern Corp. 3.00% 2022	44	46
Norfolk Southern Corp. 3.05% 2050	8	8
Northrop Grumman Corp. 2.55% 2022	60	63
Northrop Grumman Corp. 5.15% 2040	30	40
Northrop Grumman Corp. 5.25% 2050	27	39
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 3.941% 20256,7	148	141
Prime Security Services Borrower, LLC 6.25% 20281	74	70
PrimeSource Building Products Inc. 9.00% 20231	365	327
Rexnord Corp. 4.875% 20251	200	202
Science Applications International Corp. 4.875% 20281	25	25
Sensata Technologies Holding BV 4.875% 20231	25	26
Signature Aviation PLC 4.00% 20281	450	407
The Brink’s Co. 5.50% 20251	500	511
TransDigm Inc. 6.25% 20261	445	445
TransDigm Inc. 5.50% 2027	375	328
Uber Technologies, Inc. 8.00% 20261	480	489
Union Pacific Corp. 4.30% 2049	75	96
Union Pacific Corp. 3.25% 2050	13	14
United Airlines Holdings, Inc. 6.50% 20271	975	980
United Rentals, Inc. 4.625% 2025	125	126
United Rentals, Inc. 5.875% 2026	130	136
United Rentals, Inc. 6.50% 2026	10	11
United Rentals, Inc. 5.25% 2030	65	67
Vertical Holdco GMBH 7.625% 20281	800	820
Vertical US Newco Inc. 5.25% 20271	1,000	1,015
Wesco Aircraft Holdings, Inc. 8.50% 20241	25	17
Wesco Aircraft Holdings, Inc. 9.00% 20261	25	16
WESCO Distribution, Inc. 7.125% 20251	1,100	1,163
WESCO Distribution, Inc. 7.25% 20281	1,065	1,126

American Funds Multi-Sector Income Fund — Page 8 of 22

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Westinghouse Air Brake Technologies Corp. 4.40% 20249	$12	$13
Westinghouse Air Brake Technologies Corp. 3.20% 2025	323	330
		17,548
Materials 6.42%
Air Products and Chemicals, Inc. 2.05% 2030	40	42
Arconic Corp. 6.00% 20251	115	119
Ardagh Group SA 6.50% 20271,3	840	833
Ardagh Packaging Finance 5.25% 20251	435	447
Ardagh Packaging Finance 5.25% 20271	400	393
Axalta Coating Systems LLC 4.875% 20241	150	152
Axalta Coating Systems LLC 4.75% 20271	1,085	1,093
Berry Global Escrow Corp. 4.875% 20261	250	254
Braskem Idesa Sapi 7.45% 20291	400	375
Braskem SA 4.50% 20301	920	843
Braskem SA 4.50% 2030	400	367
Braskem SA 5.875% 20501	400	353
BWAY Parent Co., Inc. 5.50% 20241	135	133
BWAY Parent Co., Inc. 7.25% 20251	100	91
Cascades Inc. 5.125% 20261	100	102
Cleveland-Cliffs Inc. 4.875% 20241	115	109
Cleveland-Cliffs Inc. 9.875% 20251	145	152
Cleveland-Cliffs Inc. 6.75% 20261	260	252
Cleveland-Cliffs Inc. 5.875% 2027	15	13
CSN Resources SA 7.625% 2023	400	373
CVR Partners, LP 9.25% 20231	160	157
Cydsa, SAB de CV 6.25% 2027	400	393
Dow Chemical Co. 4.80% 2049	62	74
E.I. du Pont de Nemours and Co. 1.70% 2025	90	93
First Quantum Minerals Ltd. 7.50% 20251	700	671
Freeport-McMoRan Inc. 3.875% 2023	30	30
Freeport-McMoRan Inc. 5.45% 2043	20	20
FXI Holdings, Inc. 7.875% 20241	438	378
FXI Holdings, Inc. 12.25% 20261	736	716
Greif, Inc. 6.50% 20271	25	26
Hexion Inc. 7.875% 20271	650	593
INEOS Group Holdings SA 5.625% 20241	200	194
LSB Industries, Inc. 9.625% 20231	885	855
Mineral Resources Ltd. 8.125% 20271	25	27
Newcrest Finance Pty Ltd. 3.25% 20301	62	66
Newcrest Finance Pty Ltd. 4.20% 20501	15	17
Novelis Corp. 4.75% 20301	155	148
Nutrien Ltd. 2.95% 2030	21	22
Olin Corp. 9.50% 20251	445	497
Owens-Illinois, Inc. 5.875% 20231	120	124
Owens-Illinois, Inc. 6.625% 20271	450	469
Platform Specialty Products Corp. 5.875% 20251	135	137
S.P.C.M. SA 4.875% 20251	200	202
Scotts Miracle-Gro Co. 4.50% 2029	105	108
Sealed Air Corp. 5.25% 20231	25	26
Sealed Air Corp. 4.00% 20271	68	68
Silgan Holdings Inc. 4.125% 20281	84	84
Starfruit US Holdco LLC 8.00% 20261	150	154
Summit Materials, Inc. 6.125% 2023	20	20

American Funds Multi-Sector Income Fund — Page 9 of 22

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Summit Materials, Inc. 6.50% 20271	$270	$277
Teck Resources Ltd. 3.90% 20301	411	411
Trivium Packaging BV 5.50% 20261	200	203
Tronox Ltd. 5.75% 20251	30	28
Tronox Ltd. 6.50% 20261	180	169
Valvoline Inc. 4.375% 20251	395	398
Valvoline Inc. 4.25% 20301	35	35
Venator Materials Corp. 5.75% 20251	80	57
Venator Materials Corp. 9.50% 20251	610	622
W. R. Grace & Co. 4.875% 20271	180	183
Yara International ASA 3.148% 20301	39	41
		15,289
Financials 5.49%
Advisor Group Holdings, LLC 6.25% 20281	270	252
AG Merger Sub II, Inc. 10.75% 20271	158	155
Alliant Holdings Intermediate, LLC 6.75% 20271	1,073	1,071
Allstate Corp. 3.85% 2049	20	24
Ally Financial Inc. 8.00% 2031	25	32
American International Group, Inc. 3.40% 2030	120	130
American International Group, Inc. 4.375% 2050	50	58
AON Corp. 2.20% 2022	48	50
AssuredPartners, Inc. 8.00% 20271	160	165
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 20251	150	165
Bangkok Bank PCL 4.45% 2028	200	228
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)9	200	191
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)9	300	318
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)9	76	95
Bank of New York Mellon Corp., Series G, junior subordinated, 4.70% (5Y USD-CMT + 4.358% on 12/31/2049)9	250	261
CIT Group Inc. 4.125% 2021	40	40
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)9	360	352
Citigroup Inc. 2.312% 2022 (USD-SOFR + 0.867% on 11/4/2021)9	90	92
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)9	200	207
Compass Diversified Holdings 8.00% 20261	1,580	1,612
Credit Acceptance Corp. 6.625% 2026	15	15
Credit Suisse Group AG 4.194% 20311,9	400	457
Danske Bank AS 3.875% 20231	700	743
Fairstone Financial Inc. 7.875% 20241	42	41
FS Energy and Power Fund 7.50% 20231	210	180
Goldman Sachs Group, Inc. 3.80% 2030	240	274
Hartford Financial Services Group, Inc. 2.80% 2029	60	64
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)9	200	222
HSBC Holdings PLC 2.848% 20319	200	205
HUB International Ltd. 7.00% 20261	1,400	1,401
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)9	53	56
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)9	99	107
LPL Financial Holdings Inc. 4.625% 20271	140	139
MetLife, Inc. 4.55% 2030	40	50
Metropolitan Life Global Funding I 1.95% 20231	150	155
Morgan Stanley 3.70% 2024	50	56
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)9	33	50

American Funds Multi-Sector Income Fund — Page 10 of 22

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
MSCI Inc. 5.375% 20271	$500	$532
MSCI Inc. 4.00% 20291	45	46
MSCI Inc. 3.875% 20311	400	409
Navient Corp. 6.75% 2026	1,225	1,142
Navient Corp. 5.00% 2027	610	514
Navient Corp. 5.625% 2033	15	12
New York Life Insurance Company 3.75% 20501	11	13
Progressive Corp. 3.20% 2030	30	34
Springleaf Finance Corp. 6.875% 2025	75	77
Springleaf Finance Corp. 5.375% 2029	200	189
Starwood Property Trust, Inc. 5.00% 2021	150	146
Travelers Companies, Inc. 4.10% 2049	20	25
Travelers Companies, Inc. 2.55% 2050	3	3
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)9	31	32
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)9	131	137
Wells Fargo & Company 3.068% 2041 (USD-SOFR + 2.53% on 4/30/2040)9	57	60
		13,084
Information technology 5.26%
Adobe Inc. 2.30% 2030	150	162
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 20256,7	80	70
Apple Inc. 2.65% 2050	55	57
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 20256,7	25	25
Banff Merger Sub Inc. 9.75% 20261	570	575
BMC Software, Inc. 7.125% 20251	870	915
Broadcom Corp. 3.875% 2027	110	119
Broadcom Inc. 4.75% 20291	600	681
Broadcom Inc. 4.15% 20301	870	949
Broadcom Inc. 5.00% 20301	751	865
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 9.438% 20226,7	892	895
Diebold, Inc. 8.50% 2024	175	139
Diebold, Inc., Term Loan A, (3-month USD-LIBOR + 4.75%) 4.938% 20224,6,7	143	142
Fair Isaac Corp. 5.25% 20261	470	514
Fair Isaac Corp. 4.00% 20281	190	191
Financial & Risk US Holdings, Inc. 6.25% 20261	295	313
Financial & Risk US Holdings, Inc. 8.25% 20261	125	136
Fiserv, Inc. 2.25% 2027	150	157
Fiserv, Inc. 3.50% 2029	170	191
Gartner, Inc. 4.50% 20281	625	634
Genesys Telecommunications Laboratories, Inc. 10.00% 20241	85	89
Global Payments Inc. 2.90% 2030	116	122
GoDaddy Operating Co. 5.25% 20271	55	56
Intuit Inc. 1.35% 2027	225	226
Intuit Inc. 1.65% 2030	370	369
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 20246	960	961
Mastercard Inc. 3.85% 2050	100	125
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 20236,7	149	139
NCR Corp. 8.125% 20251	65	69
Open Text Corp. 3.875% 20281	25	24
Open Text Corp. 4.125% 20301	25	25
Oracle Corp. 3.60% 2050	50	57
PayPal Holdings, Inc. 2.85% 2029	63	69
PayPal Holdings, Inc. 2.30% 2030	46	48

American Funds Multi-Sector Income Fund — Page 11 of 22

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Solera Holdings, Inc. 10.50% 20241	$50	$51
Tempo Acquisition LLC 6.75% 20251	85	86
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.305% 20266,7	775	767
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.055% 20276,7	275	280
Veritas Holdings Ltd. 10.50% 20241	1,200	1,078
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 20236,7	25	23
Visa Inc. 2.70% 2040	120	129
		12,523
Utilities 4.52%
AEP Transmission Co. LLC 3.80% 2049	20	24
AES Corp. 3.30% 20251	275	284
AES Corp. 6.00% 2026	600	628
AES Corp. 3.95% 20301	1,175	1,205
American Electric Power Co., Inc. 3.65% 2021	140	146
AmeriGas Partners, LP 5.625% 2024	175	182
Berkshire Hathaway Energy Co. 4.05% 20251	50	57
Calpine Corp. 5.125% 20281	90	88
CenterPoint Energy, Inc. 3.85% 2024	65	71
Connecticut Light and Power Co. 3.20% 2027	25	28
Consumers Energy Co. 3.10% 2050	36	40
DPL Inc. 4.125% 20251	740	742
Duke Energy Corp. 2.45% 2030	350	370
Edison International 3.55% 2024	104	110
Edison International 4.95% 2025	130	143
Edison International 5.75% 2027	16	18
Edison International 4.125% 2028	184	195
Empresas Publicas de Medellin ESP 4.25% 20291	500	503
Entergy Corp. 2.95% 2026	65	72
Entergy Corp. 2.80% 2030	350	369
FirstEnergy Corp. 2.65% 2030	80	84
Grupo Energia Bogota SA ESP 4.875% 20301	230	242
Jersey Central Power & Light Co. 4.30% 20261	50	58
NextEra Energy Capital Holdings, Inc. 2.25% 2030	110	113
NGL Energy Partners LP 7.50% 2026	150	114
NRG Energy, Inc. 7.25% 2026	325	344
Pacific Gas and Electric Co. 2.45% 20222	60	66
Pacific Gas and Electric Co. 2.10% 2027	110	109
Pacific Gas and Electric Co. 4.65% 2028	125	149
Pacific Gas and Electric Co. 2.50% 2031	625	613
Pacific Gas and Electric Co. 3.50% 2050	665	644
PG&E Corp. 5.00% 2028	510	509
PG&E Corp. 5.25% 2030	285	287
PG&E Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.806% 20256,7	60	59
Public Service Company of Colorado 3.80% 2047	10	12
Public Service Electric and Gas Co. 2.45% 2030	50	54
San Diego Gas & Electric Co. 3.75% 2047	54	62
Sempra Energy 4.875% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 4.55% on 10/15/2025)9	750	752
Southern California Edison Co. 2.25% 2030	50	51
Southern California Edison Co. 4.00% 2047	52	59

American Funds Multi-Sector Income Fund — Page 12 of 22

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 4.125% 2048	$123	$144
Southern California Edison Co. 3.65% 2050	25	28
Southern California Gas Company 2.55% 2030	25	27
State Grid Overseas Investment Ltd. 3.50% 20271	200	221
Talen Energy Supply, LLC 10.50% 20261	30	24
Talen Energy Supply, LLC 7.25% 20271	185	184
Talen Energy Supply, LLC 6.625% 20281	190	186
Talen Energy Supply, LLC 7.625% 20281	165	165
Virginia Electric and Power Co. 3.30% 2049	25	28
Xcel Energy Inc. 2.60% 2029	50	54
Xcel Energy Inc. 3.50% 2049	40	45
		10,762
Consumer staples 4.29%
Albertsons Cos. LLC 4.625% 20271	500	501
Altria Group, Inc. 3.40% 2030	18	19
Altria Group, Inc. 5.95% 2049	72	95
Altria Group, Inc. 4.45% 2050	150	165
Anheuser-Busch Company / InBev Worldwide 4.90% 2046	90	110
Anheuser-Busch InBev NV 4.50% 2050	100	120
B&G Foods, Inc. 5.25% 2025	645	650
B&G Foods, Inc. 5.25% 2027	800	803
British American Tobacco PLC 3.215% 2026	40	43
British American Tobacco PLC 4.54% 2047	235	256
CD&R Smokey Buyer, Inc. 6.75% 20251	465	485
Conagra Brands, Inc. 3.80% 2021	100	104
Conagra Brands, Inc. 4.60% 2025	250	288
Conagra Brands, Inc. 5.30% 2038	2	3
Conagra Brands, Inc. 5.40% 2048	20	28
Constellation Brands, Inc. 2.875% 2030	40	42
Darling Ingredients Inc. 5.25% 20271	125	129
Edgewell Personal Care Co. 5.50% 20281	150	155
Energizer Holdings, Inc. 7.75% 20271	225	240
H.J. Heinz Co. 3.875% 20271	419	438
H.J. Heinz Co. 4.25% 20311	556	591
JBS Investments GmbH II 5.75% 20281	1,450	1,436
Keurig Dr Pepper Inc. 3.20% 2030	150	166
Keurig Dr Pepper Inc. 5.085% 2048	10	13
Keurig Dr Pepper Inc. 3.80% 2050	39	45
Kimberly-Clark Corp. 3.10% 2030	162	185
Kimberly-Clark de México, SAB de CV 2.431% 20311	460	464
Kraft Heinz Co. 3.75% 20301	240	248
Molson Coors Brewing Co. 4.20% 2046	20	19
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.25%) 5.322% 20266,7	88	85
PepsiCo, Inc. 3.625% 2050	50	61
Philip Morris International Inc. 3.375% 2029	85	97
Philip Morris International Inc. 2.10% 2030	124	128
Post Holdings, Inc. 5.00% 20261	425	427
Post Holdings, Inc. 5.50% 20291	205	212
Post Holdings, Inc. 4.625% 20301	1,246	1,225
Prestige Brands International Inc. 6.375% 20241	100	103
Procter & Gamble Co. 3.60% 2050	25	31
		10,210

American Funds Multi-Sector Income Fund — Page 13 of 22

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate 2.60%	Principal amount (000)	Value (000)
American Campus Communities, Inc. 3.30% 2026	$38	$39
American Campus Communities, Inc. 2.85% 2030	5	5
American Campus Communities, Inc. 3.875% 2031	175	184
Brookfield Property REIT Inc. 5.75% 20261	415	352
Equinix, Inc. 2.90% 2026	68	73
Equinix, Inc. 3.20% 2029	75	81
Equinix, Inc. 2.15% 2030	830	823
Hospitality Properties Trust 7.50% 2025	142	149
Howard Hughes Corp. 5.375% 20251	1,270	1,186
Iron Mountain Inc. 5.75% 2024	360	364
Iron Mountain Inc. 5.00% 20281	344	337
Iron Mountain Inc. 5.25% 20281	500	499
Iron Mountain Inc. 4.875% 20291	1,460	1,421
Medical Properties Trust, Inc. 5.00% 2027	125	129
Realogy Corp. 4.875% 20231	30	28
Realogy Corp. 9.375% 20271	245	229
Realogy Group LLC 7.625% 20251	150	150
SBA Communications Corp. 3.875% 20271	135	135
Westfield Corp. Ltd. 3.50% 20291	10	10
		6,194
Total corporate bonds & notes		168,674
Bonds & notes of governments & government agencies outside the U.S. 11.92%
Abu Dhabi (Emirate of) 2.50% 20291	500	525
Angola (Republic of) 8.00% 2029	700	579
Angola (Republic of) 8.00% 20291	400	331
Argentine Republic 5.625% 2022	400	167
Argentine Republic 4.625% 2023	210	89
Argentine Republic 6.875% 2027	570	231
Argentine Republic 5.875% 2028	979	396
Armenia (Republic of) 7.15% 2025	200	225
Bahrain (Kingdom of) 6.125% 2022	250	261
Bahrain (Kingdom of) 6.125% 2023	200	212
Brazil (Federative Republic of) 3.875% 2030	210	203
Colombia (Republic of) 4.50% 2029	300	330
Colombia (Republic of) 4.125% 2051	400	403
Costa Rica (Republic of) 4.375% 2025	200	180
Costa Rica (Republic of) 6.125% 20311	300	260
Dominican Republic 5.50% 2025	600	609
Dominican Republic 5.95% 2027	1,450	1,464
Dominican Republic 5.875% 2060	300	259
Egypt (Arab Republic of) 6.588% 20281	200	198
Egypt (Arab Republic of) 7.60% 2029	200	204
Egypt (Arab Republic of) 7.625% 20321	500	489
Egypt (Arab Republic of) 8.15% 2059	200	187
Ethiopia (Federal Democratic Republic of) 6.625% 2024	760	763
Export-Import Bank of India 3.25% 2030	600	595
Gabonese Republic 6.375% 2024	600	572
Ghana (Republic of) 8.125% 20321	400	378
Honduras (Republic of) 6.25% 2027	400	428
Honduras (Republic of) 5.625% 20301	320	326
Israel (State of) 3.375% 2050	200	220
Israel (State of) 3.875% 2050	200	238

American Funds Multi-Sector Income Fund — Page 14 of 22

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Kazakhstan (Republic of) 4.875% 2044	$400	$509
Kenya (Republic of) 6.875% 20241	200	204
Kenya (Republic of) 7.25% 2028	760	754
Kenya (Republic of) 8.25% 2048	200	198
Oman (Sultanate of) 5.625% 2028	800	749
Pakistan (Islamic Republic of) 8.25% 2024	700	732
Pakistan (Islamic Republic of) 6.875% 2027	400	396
Panama (Republic of) 7.125% 2026	200	254
Panama (Republic of) 3.16% 2030	400	431
Panama (Republic of) 4.50% 2050	400	492
Paraguay (Republic of) 4.70% 20271	400	438
Peru (Republic of) 2.783% 2031	200	214
PETRONAS Capital Ltd. 3.50% 20301	300	334
PETRONAS Capital Ltd. 4.55% 20501	200	255
Philippines (Republic of) 2.95% 2045	700	730
PT Indonesia Asahan Aluminium Tbk 4.75% 20251	400	429
Qatar (State of) 3.75% 20301	400	457
Qatar (State of) 5.103% 2048	200	273
Qatar (State of) 4.40% 20501	400	496
Romania 2.75% 2026	€100	117
Romania 2.00% 2032	200	210
Romania 3.50% 2034	30	35
Romania 5.125% 20481	$300	356
Romania 5.125% 2048	200	237
Russian Federation 4.375% 2029	600	683
Russian Federation 5.25% 2047	400	529
Senegal (Republic of) 6.25% 2024	200	211
Senegal (Republic of) 4.75% 2028	€200	218
Serbia (Republic of) 3.125% 2027	200	236
South Africa (Republic of) 5.875% 2030	$500	510
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	700	460
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	600	395
Tunisia (Republic of) 5.75% 2025	200	186
Tunisia (Republic of) 6.375% 2026	€100	101
Turkey (Republic of) 7.375% 2025	$400	422
Turkey (Republic of) 7.625% 2029	200	211
Turkey (Republic of) 6.00% 2041	200	173
Ukraine 7.75% 2020	100	100
Ukraine 7.75% 2026	400	418
Ukraine 7.75% 2027	200	209
Ukraine 9.75% 2028	200	229
Ukraine 7.375% 2032	700	705
United Mexican States 3.75% 2028	200	209
United Mexican States 4.50% 2029	600	654
United Mexican States 6.05% 2040	400	489
United Mexican States 4.75% 2044	200	211
United Mexican States 5.00% 2051	200	216
		28,397
Mortgage-backed obligations 10.99% Commercial mortgage-backed securities 7.31%
Banc of America Commercial Mortgage Inc., Series 2017-BNK3, Class A4, 3.574% 205010	10	11
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 205410	10	11
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 205110	25	28
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 205110	10	12

American Funds Multi-Sector Income Fund — Page 15 of 22

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 20517,10	$10	$12
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 205710	20	22
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 205010	10	11
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 20451,10	500	497
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 20467,10	727	743
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class D, 5.387% 20461,7,10	250	228
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AS, 4.017% 204710	438	471
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717% 205310	50	54
Commercial Mortgage Trust, Series 2012-LC4, Class AM, 4.063% 204410	600	615
Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934% 20447,10	524	517
Commercial Mortgage Trust, Series 2012-CR4, Class AM, 3.251% 204510	55	56
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 20451,10	500	510
Commercial Mortgage Trust, Series 2012-CR2, Class AM, 3.791% 204510	85	87
Commercial Mortgage Trust, Series 2012-CR2, Class B, 4.393% 204510	70	70
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 20451,7,10	300	290
Commercial Mortgage Trust, Series 2013-CR7, Class AM, 3.314% 20461,10	560	578
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.739% 204610	80	81
Commercial Mortgage Trust, Series 2013-LC6, Class D, 4.462% 20461,7,10	113	74
Commercial Mortgage Trust, Series 2013-CR12, Class B, 4.762% 20467,10	320	335
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 20461,7,10	200	190
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 204710	108	116
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 204710	500	532
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 204710	75	77
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.595% 20477,10	93	81
Commercial Mortgage Trust, Series 2014-CR20, Class C, 4.662% 20477,10	110	103
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 20487,10	25	26
Commercial Mortgage Trust, Series 2015-LC23, Class C, 4.80% 20487,10	10	10
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 204910	25	27
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 20507,10	250	271
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 20651,7,10	200	202
GS Mortgage Securities Corp., Series 2013-GC14, Class D, 4.902% 20461,7,10	370	284
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682% 20461,10	380	384
GS Mortgage Securities Corp. II, Series 2014-GC18, Class B, 4.885% 20477,10	225	231
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.833% 20471,7,10	141	119
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class C, 4.291% 20487,10	300	275
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C, 4.773% 20487,10	150	138
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.167% 20467,10	435	271
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class AS, 5.605% 20461,7,10	400	413
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.812% 20471,7,10	530	488
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.112% 20477,10	500	495
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 20467,10	541	550
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B, 3.769% 204610	200	198
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class C, 4.259% 20467,10	100	94
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.375% 20461,7,10	300	224
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class AS, 4.482% 20467,10	500	531
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AS, 4.498% 20467,10	40	42
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 20477,10	15	16
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B, 4.565% 20477,10	100	104
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 205010	45	50
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.435% 20491,7,10	425	390

American Funds Multi-Sector Income Fund — Page 16 of 22

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Multi Family Connecticut Avenue Securities, Series 20-01, Class M10, (1-month USD--LIBOR + 3.75%) 3.935% 20501,7,10	$300	$277
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 20461,7,10	25	25
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class C, 4.693% 20457,10	20	20
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class D, 4.918% 20451,7,10	44	41
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class AS, 4.411% 20467,10	500	528
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.411% 20467,10	300	274
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 204910	25	27
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.687% 20587,10	110	104
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.845% 20441,7,10	500	508
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 204510	740	737
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.19% 20451,7,10	40	36
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 204510	50	51
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class C, 4.343% 20457,10	240	240
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.697% 204510	40	41
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.966% 20457,10	200	166
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.488% 204610	350	360
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 20467,10	570	557
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.20% 20467,10	251	234
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class AS, 4.271% 204710	417	444
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 20477,10	372	385
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 20577,10	100	106
		17,406
Collateralized mortgage-backed obligations (privately originated) 3.68%
Angel Oak Mortgage Trust, Series 2019-2, Class A1, FRN 20491,7,10	46	47
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.785% 20291,7,10	400	391
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 20591,7,10	250	258
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A2, 3.00% 20591,7,10	300	313
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 20291,7,10	527	530
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 20301,7,10	248	250
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 20301,7,10	133	135
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 20681,7,10	114	119
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class AM, 3.502% 20497,10	250	264
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 20601,7,10	400	403
Consumer Credit Origination Loan Trust, Series 2019-1, Class A1, 3.705% 20491,7,10	89	90
Flagstar Mortgage Trust, Series 2018-31, Class A5, 3.50% 20481,7,10	62	63
Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50% 20491,7,10	72	74
JPMorgan Mortgage Trust, Series 2017-2, Class A5, 3.50% 20471,7,10	113	115
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 20481,7,10	150	155
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 20591,7,10	290	287
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 20601,7,10	452	455
Mello Warehouse Securitization Trust, Series 2018-W1, Class B, (1-month USD-LIBOR + 1.05%) 1.235% 20511,7,10	267	267
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 20571,7,10	149	160
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 20291,7,10	200	199
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 20571,7,10	88	94
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 20571,7,10	289	311
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 20571,7,10	282	303
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 20361,10	400	408
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 20371,10	100	103
Progress Residential Trust, Series 2020-SFR2, Class B, 2.578% 20371,10	200	207
Progress Residential Trust, Series 2020-SFR2, Class C, 3.077% 20371,10	200	206
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 20301,7,10	125	125

American Funds Multi-Sector Income Fund — Page 17 of 22

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Reverse Mortgage Investment Trust, Series 2020-1, Class M3, 2.964% 20301,4,7,10	$125	$121
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20631,7,10	192	192
Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855% 20437,10	105	107
Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874% 20437,10	143	145
Sequoia Mortgage Trust, Series 2017-2, Class A4, 3.50% 20471,7,10	112	115
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, 3.50% 20481,7,10	447	459
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 20601,7,10	200	200
Verus Securitization Trust, Series 2019-1, Class A1, 3.836% 20591,7,10	173	177
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 20601,7,10	500	505
Wells Fargo Mortgage-backed Securities Trust, Series 2019-2, Class A3, 4.00% 20491,7,10	62	62
Wells Fargo Mortgage-Backed Securities Trust, Series 2020-1, Class A3, 3.00% 20491,7,10	153	156
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A3, 3.50% 20491,7,10	190	194
		8,765
Total mortgage-backed obligations		26,171
Asset-backed obligations 3.80%
Aesop Funding LLC, Series 2016-2A, Class A, 2.72% 20221,10	279	279
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 20251,10	250	254
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 20261,10	676	656
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 20261,10	200	198
CPS Auto Receivables Trust, Series 2020-B, Class B, 2.11% 20261,10	150	151
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 20261,10	150	154
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 20261,10	100	105
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 202510	200	201
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 202610	200	202
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 202810	200	203
Drivetime Auto Owner Trust, Series 2020-2A, Class B, 2.08% 20261,10	100	101
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 20261,10	250	258
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 20261,10	100	106
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 20241,10	100	101
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 20251,10	100	103
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 20261,10	100	106
Ford Credit Auto Owner Trust, Series 2017-3, Class A, 2.48% 202410	225	228
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20281,10	100	103
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 20311,10	150	153
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 202410	250	254
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A, 2.44% 202610	150	152
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20391,10	454	447
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 202410	100	100
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 202410	100	100
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 202410	100	100
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90% 20261,10	225	235
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-2A, Class A 3.65% 20221,10	177	176
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-1A, Class A, 3.71% 20231,10	347	344
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 20211,10	201	198
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 20251,10	597	593
Nissan Master Owner Trust Receivables, Series 2019-A, Class A2, 0.745% 20247,10	150	149
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20601,7,10	780	796
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 20241,10	192	193
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 20251,10	200	204
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 20261,10	200	210
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 20581,7,10	159	169
Westlake Automobile Receivables Trust, Series 2020-2, Class B, 1.32% 20251,10	300	301

American Funds Multi-Sector Income Fund — Page 18 of 22

unaudited

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 20251,10	$300	$301
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 20261,10	300	302
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 202510	65	67
		9,053
Municipals 0.69% Illinois 0.47%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	150	161
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	90	92
G.O. Bonds, Series 2017-A, 5.00% 2022	270	283
G.O. Bonds, Series 2020, 5.125% 2022	500	520
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	250	62
		1,118
Puerto Rico 0.11%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	150	141
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	100	105
		246
Texas 0.04%
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-B, 3.75% 2022	100	99
South Carolina 0.04%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	30	34
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	50	59
		93
Florida 0.03%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 2043	75	75
Total municipals		1,631
U.S. Treasury bonds & notes 0.18% U.S. Treasury 0.18%
U.S. Treasury 0.25% 2025	141	141
U.S. Treasury 0.50% 2027	113	113
U.S. Treasury 0.50% 202711	37	37
U.S. Treasury 0.625% 203011	55	55
U.S. Treasury 2.00% 205011	64	73
Total U.S. Treasury bonds & notes		419
Total bonds, notes & other debt instruments (cost: $231,508,000)		234,345
Common stocks 0.01% Materials 0.01%	Shares
Hexion Holdings Corp., Class B12	4,181	28

American Funds Multi-Sector Income Fund — Page 19 of 22

unaudited

Common stocks (continued) Energy 0.00%	Shares	Value (000)
Mesquite Energy, Inc.4	126	$1
Total common stocks (cost: $67,000)		29
Short-term securities 5.43% Money market investments 5.43%
Capital Group Central Cash Fund 0.18%13	129,288	12,930
Total short-term securities (cost: $12,930,000)		12,930
Total investment securities 103.85% (cost: $244,505,000)		247,304
Other assets less liabilities (3.85)%		(9,167)
Net assets 100.00%		$238,137

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount14 (000)	Value at 6/30/202015 (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	74	March 2022	$(18,500)	$(18,467)	$(9)
5 Year U.S. Treasury Note Futures	Short	130	October 2020	(13,000)	(16,347)	(104)
10 Year U.S. Treasury Note Futures	Long	92	September 2020	9,200	12,804	57
10 Year Ultra U.S. Treasury Note Futures	Long	6	September 2020	600	945	4
20 Year U.S. Treasury Bond Futures	Long	7	September 2020	700	1,250	5
30 Year Ultra U.S. Treasury Bond Futures	Long	11	September 2020	1,100	2,400	25
						$(22)

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 6/30/2020 (000)
Purchases (000)	Sales (000)
EUR58	USD65	JPMorgan Chase	7/13/2020	$(1)
USD17	EUR15	Bank of New York Mellon	7/20/2020	—8
USD228	EUR203	Morgan Stanley	7/21/2020	—8
				$(1)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2020 (000)
U.S. EFFR	0.093%	7/2/2025	$1,650	$—8	$—	$—8
U.S. EFFR	0.096%	7/2/2025	1,700	(1)	—	(1)
					$—	$(1)

American Funds Multi-Sector Income Fund — Page 20 of 22

unaudited

Swap contracts  (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2020 (000)
CDX.NA.IG.34	1.00%/Quarterly	6/20/2025	$2,500	$(29)	$38	$(67)

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2020 (000)
5.00%/Quarterly	CDX.NA.HY.25	6/20/2025	$4,275	$(29)	$(87)	$58

1	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $134,081,000, which represented 56.30% of the net assets of the fund.
2	Scheduled interest and/or principal payment was not received.
3	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
4	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $281,000, which represented .12% of the net assets of the fund.
5	Value determined using significant unobservable inputs.
6	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $3,894,000, which represented 1.64% of the net assets of the fund.
7	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
8	Amount less than one thousand.
9	Step bond; coupon rate may change at a later date.
10	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
11	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $102,000, which represented .04% of the net assets of the fund.
12	Security did not produce income during the last 12 months.
13	Rate represents the seven-day yield at 6/30/2020.
14	Notional amount is calculated based on the number of contracts and notional contract size.
15	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols
Auth. = Authority
CMT = Constant Maturity Treasury
EFFR = Effective Federal Funds Rate
EUR/€ = Euros
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars

American Funds Multi-Sector Income Fund — Page 21 of 22

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFP2-126-0820O-S81477	American Funds Multi-Sector Income Fund — Page 22 of 22

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MULTI-SECTOR INCOME FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 31, 2020

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2020